Consolidated Statements of Cash Flows (Parentheticals) - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Statement of Cash Flows [Abstract]
Acquisition of subsidiaries, cash acquired		¥ 164	¥ 41,413
Disposal of a subsidiary, net cash disposed			¥ 6,192